Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Convenience translation rate	6.6981			6.6981
Increase decrease in deferred revenue	¥ 20,222	$ 3,019	¥ 27,115
Deferred revenue recognized	14,101	$ 2,105	¥ 18,845
Remaining performance obligation	356,887			$ 53,282	¥ 199,354
After One Year [Member]
Remaining performance obligation	¥ 203,955			$ 30,450